Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	RPM INTERNATIONAL INC/DE/
Entity Central Index Key	0000110621
EBP 007 [Member]
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	RPM INTERNATIONAL INC/DE/
Entity Central Index Key	0000110621
Current Fiscal Year End Date	--12-31